Label		Element	Value
Prospectus:		rr_ProspectusTable
Document Type		dei_DocumentType	Other
Document Period End Date		dei_DocumentPeriodEndDate	Sep. 14, 2015
Registrant Name		dei_EntityRegistrantName	AMERICAN CENTURY CAPITAL PORTFOLIOS INC
Central Index Key		dei_EntityCentralIndexKey	0000908186
Amendment Flag		dei_AmendmentFlag	false
Document Creation Date		dei_DocumentCreationDate	Sep. 11, 2015
Document Effective Date		dei_DocumentEffectiveDate	May 08, 2015
Prospectus Date		rr_ProspectusDate	May 08, 2015
Supplement [Text Block]		cik0000908186_SupplementTextBlock

American Century Capital Portfolios, Inc. Prospectus Supplement AC Alternatives™ Equity Fund
Supplement dated September 14, 2015 ■ Prospectus dated May 8, 2015

The following replaces the AC Alternatives Equity reference on the front cover of the statutory prospectus.

AC Alternatives™ Equity Fund Investor Class (ALEVX) Institutional Class (ALEJX) A Class (ALEQX) C Class (ALEHX) R Class (ALEWX) R6 Class (ALEDX)

AC ALTERNATIVES EQUITY FUND
Prospectus:		rr_ProspectusTable
Expense [Heading]		rr_ExpenseHeading	The following replaces the Annual Fund Operating Expenses and Example tables in the Fees and Expenses section on page 2 of the statutory prospectus.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The following replaces the investment strategy and underlying subadvisor table in the Principal Investment Strategies section on page 4 of the statutory prospectus.

Investment Strategy	Underlying Subadvisor
Long/Short Equity	Achievement Asset Management LLC
Long/Short Equity	Passport Capital, LLC
Long/Short Equity	Sirios Capital Management, L.P.
Long/Short Equity	Three Bridges Capital, LP
Overlay and Trading Strategies	PWP

Supplement [Text Block]		cik0000908186_SupplementTextBlock
Achievement Asset Management LLC and Three Bridges Capital, LP are added to the Underlying Subadvisors (Security Selection) section on page 6 of the statutory prospectus.

The following replaces the investment strategy and underlying subadvisor table in the Objectives, Strategies and Risks section on page 9 of the statutory prospectus.

Investment Strategy	Underlying Subadvisor
Long/Short Equity	Achievement Asset Management LLC
Long/Short Equity	Passport Capital, LLC
Long/Short Equity	Sirios Capital Management, L.P.
Long/Short Equity	Three Bridges Capital, LP
Overlay and Trading Strategies	PWP

The following are inserted as the last two paragraphs of the Subadvisors section on page 13 of the statutory prospectus.

Achievement Asset Management LLC (AAM) is an SEC registered investment adviser founded in 2005 and located at 141 West Jackson Blvd, Suite 800, Chicago, Illinois 60604.  AAM provides investment management services to private investment funds offered to high-net-worth, financially sophisticated institutional and individual investors, and to trading vehicles employed by these funds.

Three Bridges Capital, LP (Three Bridges) is located at 810 Seventh Avenue, 32nd Floor, New York, NY 1009.  Three Bridges is an independent, specialist investment management firm focused on European equities founded in 2011 by Gene Salamon, the firm’s Managing Partner and Portfolio Manager.  Three Bridges seeks to generate competitive returns in rising markets and preserve capital in falling markets in an effort to realize strong, risk-adjusted returns over a market cycle. The firm invests in large/mid-cap European equities and seeks to generate performance principally from fundamentally-driven stock selection.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-86937 1509

AC ALTERNATIVES EQUITY FUND | Investor Class
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ALEVX
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	2.40%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	[1]	rr_Component1OtherExpensesOverAssets	1.58%
Component2 Other Expenses	[1]	rr_Component2OtherExpensesOverAssets	0.52%
Component3 Other Expenses	[1]	rr_Component3OtherExpensesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	[1]	rr_OtherExpensesOverAssets	2.11%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	4.53%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 456
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 1,371
AC ALTERNATIVES EQUITY FUND | Institutional Class
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ALEJX
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	2.20%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	[1]	rr_Component1OtherExpensesOverAssets	1.58%
Component2 Other Expenses	[1]	rr_Component2OtherExpensesOverAssets	0.52%
Component3 Other Expenses	[1]	rr_Component3OtherExpensesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	[1]	rr_OtherExpensesOverAssets	2.11%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	4.33%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 436
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 1,315
AC ALTERNATIVES EQUITY FUND | A Class
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ALEQX
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	2.40%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	[1]	rr_Component1OtherExpensesOverAssets	1.58%
Component2 Other Expenses	[1]	rr_Component2OtherExpensesOverAssets	0.52%
Component3 Other Expenses	[1]	rr_Component3OtherExpensesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	[1]	rr_OtherExpensesOverAssets	2.11%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	4.78%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 1,028
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 1,934
AC ALTERNATIVES EQUITY FUND | C Class
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ALEHX
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	2.40%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	[1]	rr_Component1OtherExpensesOverAssets	1.58%
Component2 Other Expenses	[1]	rr_Component2OtherExpensesOverAssets	0.52%
Component3 Other Expenses	[1]	rr_Component3OtherExpensesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	[1]	rr_OtherExpensesOverAssets	2.11%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	5.53%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 554
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 1,650
AC ALTERNATIVES EQUITY FUND | R Class
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ALEWX
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	2.40%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Component1 Other Expenses	[1]	rr_Component1OtherExpensesOverAssets	1.58%
Component2 Other Expenses	[1]	rr_Component2OtherExpensesOverAssets	0.52%
Component3 Other Expenses	[1]	rr_Component3OtherExpensesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	[1]	rr_OtherExpensesOverAssets	2.11%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	5.03%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 505
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 1,512
AC ALTERNATIVES EQUITY FUND | R6 Class
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ALEDX
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	2.05%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	[1]	rr_Component1OtherExpensesOverAssets	1.58%
Component2 Other Expenses	[1]	rr_Component2OtherExpensesOverAssets	0.52%
Component3 Other Expenses	[1]	rr_Component3OtherExpensesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	[1]	rr_OtherExpensesOverAssets	2.11%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	4.18%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 421
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 1,272

[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.